Accounting information and policies - Going Concern Narrative (Details) - Jun. 30, 2021 € in Millions, £ in Millions, $ in Millions	EUR (€)	GBP (£)	USD ($)
Schedule Of Going Concern [Line Items]
Notional amounts	€ 900		$ 1,000
Euro | European debt issuance programme
Schedule Of Going Concern [Line Items]
Notional amounts | €	€ 700
Sterling | European debt issuance programme
Schedule Of Going Concern [Line Items]
Notional amounts | £		£ 400